Issued capital - Ordinary shares (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Issued capital [abstract]
Issued capital	$ 1,985,104	$ 1,764,289
Issued capital
Issued capital [abstract]
Number of shares outstanding (in shares)	213,504,987	186,367,686
Issued capital	$ 1,985,104	$ 1,764,289